Commitments and Contractual Obligations	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Commitments And Contractual Obligations
Commitments and Contractual Obligations
Note 8 - Commitments and Contractual Obligations

Oil and Gas Investment Commitments

Colombia Block CPO-4

In July 2011, the Company spudded the Tamandua-1.  SK Innovation, as operator, has permitted additional drilling locations and drilling activities will continue on the block upon the completion of the Tamandua-1 well.   The well is being drilled in an area where seismic data suggests the existence of multiple stacked sands (for example the C-9, Mirador, Guadalupe, Gacheta, and Une).  The C-7 section is the shallowest sand section where hydrocarbons were initially expected.  The C-9 section, at a depth of approximately 13,290 feet, through the Une sands at a depth of approximately 15,600 feet (the deepest sections), are the primary objective sands in the well.  During the period covered by this Form 10-Q, while drilling the C-7 and C-9 sections, the well experienced what is believed to be strong hydrocarbon shows and an inflow of gas. The operator elected to cement 7-inch casing from the C-6 to the C-10 to better control these overpressured sections of the well. With the casing set, the operator drilled through the remaining primary objectives (Mirador, Guadalupe, Gacheta, and Une) to a total depth of 15,562 feet, See Note 10 - Subsequent Events.

Peru Block Z-46

On December 31, 2010, we began acquiring an additional 2,904 kilometers of infill 2-D seismic data focused in the southern portion of the block where several 2-D defined Tertiary prospects are stacked with 2-D defined Paleozoic prospects.  Based on the results of the new 2-D seismic data, we plan to acquire 3-D seismic data in early fiscal year 2013 to be used in the selection of drilling locations.  No independent engineering estimates have been prepared at this time.  Pursuant to existing agreements, under the work plan and budget, our remaining current obligation on Z-46 during fiscal 2012 is approximately $3.7 million and approximately $13.0 in fiscal 2013.  See Note 10 – Subsequent Events.

Peru Block XXIV and TEA

Block XXIV is located in the Sechura/Talara Basin in Peru.  Block XXIV consists of 276,137 gross acres (13,807 net) of which approximately 80,000 are offshore and 196,000 are onshore.  The offshore portion of the block is highly prospective.  During 2011, Upland acquired 200 km of 2D seismic data on Block XXIV which is currently in processing.  Going forward, Upland will conduct further geologic studies to determine one or two seismically defined drilling locations.  Based on a rough cost estimate from Upland, our expected commitment for fiscal 2012 is estimated at $200,000.

Technical Evaluation Areas I, II, III, and IV of the Peru TEA are contiguous blocks that together comprise 40,321,163 gross acres (806,423 net).  The Peru TEA runs south on the western flank of the Andes Mountains from the border with Ecuador to near Lima.  This greenfield opportunity will require geological evaluation, including the acquisition of aeromagnetic survey and 2-D seismic data, before we evaluate drilling opportunities.  During 2011, Upland completed a gravity aeromagnetic and satellite imaging study on the TEA which will be used to narrow the areas of interest for further geologic study.  Based on a rough cost estimate from Upland management, our expected remaining commitment for fiscal 2012 is estimated at $500,000.

Agreement with our former Chief Executive Officer (CEO)

On March 1, 2010, the Company entered into a two-year agreement with Mr. Don Wilson, our former CEO, for services to be rendered subsequent to March 1, 2010.  Under the agreement, the Company was obligated to pay Mr. Wilson $180,000 before the end of calendar year 2011 as consulting expense once he resigned as Chief Executive Officer and sole director in September 2010.  Payments under the agreement were completed in December 2011.

During 2011, Upland completed a gravity aeromagnetic and satellite imaging study on the TEA which will be used to narrow the areas of interest for further geologic study.  Based on a rough cost estimate from Upland management, our expected remaining commitment for fiscal 2012 is estimated at $500,000.

Agreement with our former Chief Executive Officer (CEO)

On March 1, 2010, the Company entered into a two-year agreement with Mr. Don Wilson, our former CEO, for services to be rendered subsequent to March 1, 2010.  Under the agreement, the Company was obligated to pay Mr. Wilson $180,000 before the end of calendar year 2011 as consulting expense once he resigned as Chief Executive Officer and sole director in September 2010.  Payments under the agreement were completed in December 2011.

Software license agreement

In March, 2010, the Company began paying a twelve-month software license agreement with Seismic Micro-Technology for seismic analysis software.  The license agreement was entered into on February 23, 2010, was payable in twelve monthly installments of $5,213 beginning March 25, 2010 for a total cost of $62,563, which is being depreciated over a thirty-six month useful life.  In February, 2011, the Company paid an annual fee of $8,885 in order to receive software maintenance and upgrades.  This amount is being expensed over twelve months.

Entry into Employment Agreement

On December 11, 2011, the Company entered into an employment agreement with Mr. David Pomerantz, the Company’s chief financial officer.  The initial term of the employment agreement begins November 1, 2011, expires on July 11, 2012, and may be terminated at any time by the Company upon 30 days prior written notice.  Under the agreement, Mr. Pomerantz will be paid an annual salary of $200,000 and may earn bonuses at the sole discretion of the board of directors and will be eligible to participate in the Company’s benefit plans.  As an inducement to enter into the employment agreement, Mr. Pomerantz was granted a five year option to purchase up to 500,000 shares of common stock at $0.27 per share and 200,000 shares of restricted stock at $0.27 per share pursuant to the Company’s 2011 Stock Incentive Plan.  Both the options and the restricted stock vest 1/3 annually, beginning on the first anniversary of the grant date.

Entry into Consulting Agreements

Effective November 1, 2011, the Company entered into a one-year consulting agreement with a third party consultant pursuant to which he will provide advice to the board of directors relating to certain of the Company’s strategic and business development activities.  In consideration for providing the consulting services, the consultant received 500,000 shares of the Company’s restricted common stock valued at an estimated $58,500.

The Company and James M. Askew, a related party, entered into a consulting agreement, dated as of July 11, 2011.  Effective September 1, 2011, his consulting agreement was amended such that the Company will pay a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the one-year agreement.

Payment of Discretionary Bonus

In December 2011, the Compensation Committee of the Board of Directors awarded Mr. Connally, our chief executive officer, a one-time $50,000 cash bonus pursuant to the terms of his employment agreement.  This amount was accrued as of November 30, 2011 and paid in December 2011.

Software license agreement

In March, 2010, the Company began paying a twelve-month software license agreement with Seismic Micro-Technology for seismic analysis software.  The license agreement was entered into on February 23, 2010, was payable in twelve monthly installments of $5,213 beginning March 25, 2010 for a total cost of $62,563, which is being depreciated over a thirty-six month useful life.  In February, 2011, the Company paid an annual fee of $8,885 in order to receive software maintenance and upgrades.  This amount is being expensed over twelve months.

Entry into Employment Agreement

On December 11, 2011, the Company entered into an employment agreement with Mr. David Pomerantz, the Company’s chief financial officer.  The initial term of the employment agreement begins November 1, 2011, expires on July 11, 2012, and may be terminated at any time by the Company upon 30 days prior written notice.  Under the agreement, Mr. Pomerantz will be paid an annual salary of $200,000 and may earn bonuses at the sole discretion of the board of directors and will be eligible to participate in the Company’s benefit plans.  As an inducement to enter into the employment agreement, Mr. Pomerantz was granted a five year option to purchase up to 500,000 shares of common stock at $0.27 per share and 200,000 shares of restricted stock at $0.27 per share pursuant to the Company’s 2011 Stock Incentive Plan.  Both the options and the restricted stock vest 1/3 annually, beginning on the first anniversary of the grant date.

Entry into Consulting Agreements

Effective November 1, 2011, the Company entered into a one-year consulting agreement with a third party consultant pursuant to which he will provide advice to the board of directors relating to certain of the Company’s strategic and business development activities.  In consideration for providing the consulting services, the consultant received 500,000 shares of the Company’s restricted common stock valued at an estimated $58,500.

The Company and James M. Askew, a related party, entered into a consulting agreement, dated as of July 11, 2011.  Effective September 1, 2011, his consulting agreement was amended such that the Company will pay a monthly cash fee of $10,000 per month, beginning September 1, 2011 until the expiration or termination of the one-year agreement.

Payment of Discretionary Bonus

In December 2011, the Compensation Committee of the Board of Directors awarded Mr. Connally, our chief executive officer, a one-time $50,000 cash bonus pursuant to the terms of his employment agreement.  This amount was accrued as of November 30, 2011 and paid in December 2011.

Note 8. - Commitments and Contractual Obligations

Our commitments under existing agreements for the next three fiscal years are estimated as follows as of August 31, 2011:

Contractual Obligations	Payments due by period
Amounts in thousands	Total	FY 2012	FY 2013	FY 2014
Debt obligations	$1,512	$1,512	$-	$-
Commitments under employment agreements	1,725	1,264	461	-
Commitments under consulting contracts	603	241	181	181
Commitments under participation and farmout agreements:	10,402	10,402	-	-
CPO - 4	6,337	6,337	-	-
Z-46	3,365	3,365	-	-
Block XXIV	500	500	-	-
Peru TEA	200	200	-	-
Total	$14,242	$13,419	$642	$181

Oil and Gas Investment Commitments

Colombia CPO-4

On July 30, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company acquired, through its wholly owned subsidiary, Gulf United Energy de Colombia Ltd., the right to earn an undivided twelve and one-half percent (12.5%) participation interest in the CPO-4 block located in the Llanos Basin of Colombia.  The assignment of the interest in CPO-4 is conditioned upon the approval by the National Hydrocarbon Agency of Colombia (“ANH”) and the Republic of Korea. To date, we have not obtained the written approvals from the Republic of Korea or the ANH. The farmout agreement with SK Innovation, as amended, requires these approvals by April 30, 2012. Pursuant to the existing farmout with SK Innovation, if the Company does not receive the approvals by April 30, 2012, the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.   If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the farmout agreement. Management believes that it maintains good relations with SK Innovation and, as a result, should be able to negotiate any necessary amendments to the farmout agreement on mutually agreed economic terms in the event the approvals are not ultimately obtained.  Notwithstanding the above, if SK Innovation elects to exercise its termination right as the result of the failure to obtain the written approvals from the ANH or the Republic of Korea, the Company’s interest in Block CPO-4 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest.  In such event, our business would be materially adversely affected.

SK Innovation serves as operator on CPO-4.  The Company is responsible for 25% of all future seismic acquisition costs and its pro-rata share of all other future costs with respect to CPO-4.  The commitments for Block CPO-4 reflect our plan to complete one well spudded on July 12, 2011 and to drill a second well during fiscal year 2012.  The current obligation on Block CPO-4 is $6.3 million which includes completing two wells at an estimated cost of $2.1 million, $0.3 million for joint operating costs and $3.9 million for past costs owed to Houston American Energy Corp. within 30 days following the approval of the assignment by the ANH.

The current obligation on Block CPO-4 is $6.3 million which includes completing two wells at an estimated cost of $2.1 million, $0.3 million for joint operating costs and $3.9 million for past costs owed to Houston American Energy Corp. within 30 days following the approval of the assignment by the ANH.

Assuming success on one or both of the initial two wells, the Company may commit to drilling additional wells.  Any drilling success may have associated revenues to offset additional costs.  During the year ended August 31, 2011, the Company capitalized $105,287 of interest into the CPO-4 property.

Peru Z-46

On July 13, 2010, the Company entered into a farmout agreement with SK Innovation pursuant to which the Company acquired, through its wholly owned subsidiary, Gulf United Energy Cuenca Trujillo Ltd., the right to earn an undivided forty percent (40%) participation interest in Block Z-46, an approximately 2.8 million acre offshore block in Peru.  SK Innovation, through its subsidiary SK Innovation Sucursal Peruana, serves as operator on Block Z-46. The assignment of the participation interest in Block Z-46 is conditioned upon the approval of the assignment by Perupetro.  The Company, with the assistance of SK Innovation, has completed the documentation required for the approval of the assignment; however confirmation of the approval has not yet been obtained. The farmout agreement with SK Innovation requires approval from Perupetro by November 30, 2011. The Company and SK Innovation have met to discuss possible amendments to the farmout agreement, which may include an extension to the approval date from Perupetro and/or deletion of the approval condition altogether as a result of a re-structured economic deal.  Pursuant to the existing farmout with SK Innovation, if the Company did not receive the Perupetro approval by November 30, 2011,the agreement calls for a thirty day grace period during which the Company and SK Innovation have agreed to negotiate an amendment to the farmout agreement on mutually agreeable terms.   If the Company and SK Innovation are unable to agree upon any additional amendments during such thirty day grace period, SK Innovation has the right to terminate the agreement commencing December 31, 2011. If SK Innovation elects to exercise its termination right, which will be effective as of December 31, 2011 assuming no new developments, the Company’s interest in Block Z-46 will be deemed re-assigned back to SK Innovation, and the Company will have the right to have returned any amounts paid under the farmout agreement, without interest ($5,626,488 has been paid through August 31, 2011).

Pursuant to the agreement, the Company will pay to SK Innovation approximately $2.9 million for past costs and expenses incurred through August 31, 2010.  The payment for past costs is due within thirty (30) days after receipt of the approval from Perupetro S.A.  The Company will also pay SK Innovation its proportionate share of joint operating costs estimated at $450,000 during fiscal 2012.  The Company may also be required to pay a proportionate share of seismic acquisition cost beginning in fiscal year 2013 and if the results of the 2-D seismic are positive, the Company will consider a 3-D seismic acquisition and drilling a well, increasing the future obligations on the block.

Peru Block XXIV and TEA

On July 31, 2010, the Company, entered into an amendment to the participation agreement with Upland, dated March 12, 2010, covering blocks XXIV Peru and the Peru TEA. Under the terms of the amendment, the Company paid $500,000 for the purchase of an undivided 5% working interest in Block XXIV and an undivided 2% working interest in the Peru TEA.  In addition to the $500,000 payment, the Company issued one million shares of the Company’s common stock to Upland.  The Company is responsible for its proportionate share of future costs incurred with respect to Block XXIV and TEA.  These costs are currently estimated to total $700,000 during fiscal 2012.